INCOME TAXES (Tables) - Goodvision Inc [Member]	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The components of income tax expense (benefit) for the periods presented are as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2026	2025	2026	2025
Current:
Federal	$—	$(13,666)	$—	$(1,759)
State (California)	—	(846)	—	(109)
Total current	$—	$(14,512)	$—	$(1,868)
Deferred:
Federal	159,711	$—	$4,937	$—
State (California)	53,113	—	1,642	—
Total deferred	212,824	—	6,579	—
Valuation allowance	(212,824)	—	(6,579)	—
Total income tax expense (benefit)	$—	$(14,512)	$—	$(1,868)

The components of income tax expense for the fiscal years ended September 30, 2025 and 2024 are as follows:

	For the Fiscal Years Ended September 30,
	2025	2024

Federal
Current	$21,890	$7,101
Deferred	-	-
State
Current	1,650	800
Deferred	-	-
Income tax expense	23,540	7,901

SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX RATE TO THE COMPANY’S EFFECTIVE TAX RATE

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate for the periods presented is as follows:

	Three Months Ended June 30, 2026	Three Months Ended June 30, 2025	Nine Months Ended June 30, 2026	Nine Months Ended June 30, 2025
Federal income tax at statutory rate	21.0%	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	6.98%	6.98%	6.98%	6.98%
Foreign rate differential (Cayman Islands)	428.4%	—	(28.94)%	—
State apportionment and annual rate differential	—	(5.68)%	—	(5.68)%
Change in valuation allowance	(456.3)%	—	0.95%	—
Effective income tax rate	0.0%	22.3%	0.0%	22.3%

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the periods shown are as follows:

	For the Fiscal Years Ended
	September 30, 2025	September 30, 2024

Federal income tax at statutory rate	21.0%	21.0%
State income tax, net of federal impact	1.3%	1.9%
Permanent differences	0.0%	0.0%
Return to provision adjustments	0.0%	0.0%
Change in valuation allowance	0.0%	0.0%
Effective income tax rate	22.3%	22.9%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
	June 30, 2026	September 30, 2025
Net operating loss carryforward	$—	$—
Gross deferred tax assets	—	—
Less: Valuation allowance	—	—
Net deferred tax assets	$—	$—

For the Fiscal Years Ended
Valuation Allowance	September 30, 2025	September 30, 2024

Beginning balance	-	-
Change during the year	-	-
Ending Balance	-	-

SCHEDULE OF UNRECOGNIZED TAX BENEFITS
For the Fiscal Years Ended
Unrecognized tax benefits	September 30, 2025	September 30, 2024

Beginning balance	-	-
Change during the year	-	-
Ending Balance	-	-

SCHEDULE OF ROLLFORWARD OF INCOME TAX PAYABLE
Amount
Balance at September 30, 2025	$31,441
Current period income tax expense	—
Payments made	(800)
Balance at June 30, 2026	$30,641